Acquisitions (Details) - Schedule of Net Assets Acquired $ in Thousands	Dec. 31, 2021 CAD ($)
Net assets acquired:
PP&E	$ 1,010,389
Deferred tax asset	32,435
Cash and cash equivalents	6,919
Accounts receivable	56,859
Inventories	8,992
Other current assets	8,957
Accounts payable and accrued liabilities	(29,068)
Other current liabilities	(684)
Decommissioning liabilities	(1,957)
Deferred tax liability	(32,435)
Net assets acquired	1,060,407
Less: Gain on acquisitions	693,953
Total cash purchase consideration	366,454
GHOPCO [Member]
Net assets acquired:
PP&E	159,000
Deferred tax asset
Cash and cash equivalents	2,507
Accounts receivable	188
Inventories
Other current assets	1,111
Accounts payable and accrued liabilities	(1,847)
Other current liabilities
Decommissioning liabilities	(217)
Deferred tax liability	(32,435)
Net assets acquired	128,307
Less: Gain on acquisitions	108,586
Total cash purchase consideration	19,721
JACOS [Member]
Net assets acquired:
PP&E	851,389
Deferred tax asset	32,435
Cash and cash equivalents	4,412
Accounts receivable	56,671
Inventories	8,992
Other current assets	7,846
Accounts payable and accrued liabilities	(27,221)
Other current liabilities	(684)
Decommissioning liabilities	(1,740)
Deferred tax liability
Net assets acquired	932,100
Less: Gain on acquisitions	585,367
Total cash purchase consideration	$ 346,733